Acquisitions and divestments - Opening balance sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Acquisitions and divestments [Line Items]
Assets	€ 30,688	€ 30,961
Vesper Medical [Member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	84
Deferred tax assets recognised as of acquisition date	15
Cash and cash equivalents recognised as of acquisition date	7
Assets	106
Trade and other payables recognised as of acquisition date	(1)
Deferred tax liabilities recognised as of acquisition date	(20)
Liabilities	(21)
Identifiable assets acquired (liabilities assumed)	85
Goodwill recognised as of acquisition date	177
Consideration transferred, acquisition-date fair value	262
Cash transferred	227
Vesper Medical [Member] | At fair value [member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	€ 34
BioTelemetry [Member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date		623
Property, plant and equipment recognised as of acquisition date		42
Non-current assets recognised as of acquisition date		48
Deferred tax assets recognised as of acquisition date		77
Inventory recognised as of acquisition date		11
Current assets recognised as of acquisition date		75
Cash and cash equivalents recognised as of acquisition date		205
Assets		1,082
Trade and other payables recognised as of acquisition date		(278)
Deferred tax liabilities recognised as of acquisition date		(160)
Non-current liabilities recognised as of acquisition date		(82)
Liabilities		(536)
Identifiable assets acquired (liabilities assumed)		547
Goodwill recognised as of acquisition date		1,790
Cash transferred		2,337
Contingent consideration recognised as of acquisition date		(16)
Capsule Technologies [Member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date		217
Property, plant and equipment recognised as of acquisition date		11
Non-current assets recognised as of acquisition date		0
Deferred tax assets recognised as of acquisition date		17
Inventory recognised as of acquisition date		11
Current assets recognised as of acquisition date		97
Cash and cash equivalents recognised as of acquisition date		19
Assets		371
Trade and other payables recognised as of acquisition date		(98)
Deferred tax liabilities recognised as of acquisition date		(46)
Non-current liabilities recognised as of acquisition date		(11)
Liabilities		(155)
Identifiable assets acquired (liabilities assumed)		217
Goodwill recognised as of acquisition date		322
Cash transferred		€ 539